Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 2,876,364	¥ 2,888,532	¥ 4,568,767
Less: Provision for impairment losses	(1,377,364)	(1,130,449)	(1,157,683)
Financial assets at amortized cost	1,499,000	1,758,083	3,411,084	¥ 3,024,618
Debt investments [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	2,842,631	2,862,260	4,556,956
Interest receivable [Member]
Disclosure Of Financial assets at amortized cost [Line Items]
Unlisted securities	¥ 33,733	¥ 26,272	¥ 11,811
Financial assets at amortised cost, class [member]
Disclosure Of Financial assets at amortized cost [Line Items]
Expected credit loss rate	47.89%	39.14%	25.34%